Property, equipment and software, net	12 Months Ended
Dec. 31, 2017
Property, equipment and software, net
Property, equipment and software, net
11.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2016	2017
	RMB	RMB
Equipment	41,535	44,370
Leasehold improvements	32,731	28,299
Servers	36,135	36,896
Office furniture, vehicles and logistics equipment	19,612	20,999
Portable power banks and charging boxes	-	383,031
Software	8,909	9,157
Building	-	118,276
Total	138,922	641,028
Less: Accumulated depreciation	(85,320)	(124,446)
Net book value	53,602	516,582

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were RMB29,814, RMB29,292 and RMB50,891, respectively.